Note 4 - Inventories - Schedule of Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Raw materials	$ 1,898	$ 2,102	$ 1,286
Work-in-process	544	158
Finished products	1,670	1,162	3,009
Total inventories	$ 4,112	$ 3,422	$ 4,295